Per Share Data	12 Months Ended
Mar. 31, 2013
Per Share Data

15. PER SHARE DATA

Dividends per share shown in the consolidated statements of operations are computed based on dividends paid for the year.

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2011	2012	2013
Weighted average number of shares of common stock outstanding	725,555	725,483	725,063
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	13,739	—	—

Diluted shares of common stock outstanding	739,294	725,483	725,063

	Millions of Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd.	¥18,630	¥(44,560)	¥32,467
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥18,592	¥(44,560)	¥32,467

	Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥25.68	¥(61.42)	¥44.78
Diluted	25.15	(61.42)	—

Diluted net income (loss) per share attributable to Ricoh Company, Ltd. for the year ended March 31, 2013 is omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Euro Yen Zero Coupon Convertible Bonds was excluded as anti-dilutive for the year ended March 31, 2012 due to Ricoh incurring a net loss attributable to Ricoh Company, Ltd.